Non-financial assets and liabilities (Details) - Schedule of Statement of Profit or Loss - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Depreciation charge of right-of-use assets
Properties	$ 40,066	$ 41,328
Total	40,066	41,328
Interest expense (included in finance cost)	7,576	9,652
Expense relating to short-term leases (included in other expenses)
Expense relating to leases of low-value assets that are not short-term leases (included in other expenses)
Expense relating to variable lease payments not included in lease liabilities (included in other expenses)
Cash paid for principal payments	$ 47,293	$ 35,015